Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In the below Pay Versus Performance Table, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last five fiscal years. The amounts shown below are calculated in accordance with Rule 402(v) of Regulation S-K. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to our “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($)	Company Selected Measure: ARR (in millions) ($)
					TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	2,957,478	473,267	2,826,120	1,319,081	116.23	135.33	35.1	416.8
2024	2,971,548	16,004,952	2,375,243	10,994,120	134.78	125.95	(29.0)	327.0
2023	1,824,757	8,144,996	1,869,554	5,193,364	68.70	114.01	(21.5)	264.5
2022	2,202,003	(3,454,799)	1,539,835	(938,597)	34.39	68.13	(38.7)	214.7
2021	6,783,290	(23,866,881)	4,569,544	(3,833,254)	52.64	108.35	(33.2)	167.2

(1)

Dr. Tianyi Jiang was our principal executive officer (“PEO”) for all of fiscal years 2021, 2022, 2023, 2024 and 2025. The other NEOs were Xunkai Gong, Brian Michael Brown and James Caci for all of fiscal years 2021, 2022, 2023, 2024 and 2025.

(2)

The following table shows the amounts deducted from and added to the Summary Compensation Table (“SCT”) total compensation to calculate “compensation actually paid” to our PEO and non-PEO NEOs in accordance with the pay versus performance rules. There were no equity awards that failed to meet vesting conditions during 2021, 2022, 2023, 2024 or 2025 for any of our NEOs.

PEO Total Compensation Amount	$ 2,957,478	$ 2,971,548	$ 1,824,757	$ 2,202,003	$ 6,783,290
PEO Actually Paid Compensation Amount	$ 473,267	16,004,952	8,144,996	(3,454,799)	(23,866,881)
Adjustment To PEO Compensation, Footnote
Year	Named Executive Officer	SCT Total for Covered Year ($)	Subtract Stock Award and Option Award Value as Reported in SCT for Covered Year ($)	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Compensation Actually Paid ($)
2025	PEO	2,957,478	2,000,001	855,186	(1,129,411)	(209,985)	473,267
	Non-PEO NEOs	2,826,120	1,933,326	1,402,841	(804,364)	(172,189)	1,319,081
2024	PEO	2,971,548	999,997	6,092,322	6,083,967	1,857,112	16,004,952
	Non-PEO NEOs	2,375,243	933,332	3,948,812	4,423,583	1,179,814	10,994,120
2023	PEO	1,824,757	999,997	1,774,572	3,620,209	1,925,456	8,144,996
	Non-PEO NEOs	1,869,554	1,133,333	2,079,554	1,634,493	743,096	5,193,364
2022	PEO	2,202,003	1,500,003	786,354	(3,564,175)	(1,378,978)	(3,454,799)
	Non-PEO NEOs	1,539,835	943,335	494,529	(1,439,197)	(590,430)	(938,597)
2021	PEO	6,783,290	6,069,290	1,957,467	(13,271,309)	(13,267,039)	(23,866,881)
	Non-PEO NEOs	4,569,544	4,042,342	1,413,726	(4,924,198)	(849,984)	(3,833,254)

Non-PEO NEO Average Total Compensation Amount	$ 2,826,120	2,375,243	1,869,554	1,539,835	4,569,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,319,081	10,994,120	5,193,364	(938,597)	(3,833,254)
Adjustment to Non-PEO NEO Compensation Footnote
Year	Named Executive Officer	SCT Total for Covered Year ($)	Subtract Stock Award and Option Award Value as Reported in SCT for Covered Year ($)	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End ($)	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Compensation Actually Paid ($)
2025	PEO	2,957,478	2,000,001	855,186	(1,129,411)	(209,985)	473,267
	Non-PEO NEOs	2,826,120	1,933,326	1,402,841	(804,364)	(172,189)	1,319,081
2024	PEO	2,971,548	999,997	6,092,322	6,083,967	1,857,112	16,004,952
	Non-PEO NEOs	2,375,243	933,332	3,948,812	4,423,583	1,179,814	10,994,120
2023	PEO	1,824,757	999,997	1,774,572	3,620,209	1,925,456	8,144,996
	Non-PEO NEOs	1,869,554	1,133,333	2,079,554	1,634,493	743,096	5,193,364
2022	PEO	2,202,003	1,500,003	786,354	(3,564,175)	(1,378,978)	(3,454,799)
	Non-PEO NEOs	1,539,835	943,335	494,529	(1,439,197)	(590,430)	(938,597)
2021	PEO	6,783,290	6,069,290	1,957,467	(13,271,309)	(13,267,039)	(23,866,881)
	Non-PEO NEOs	4,569,544	4,042,342	1,413,726	(4,924,198)	(849,984)	(3,833,254)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and TSR, Peer Group TSR, Net Income and ARR

The following graphs show how compensation actually paid to our PEO and other NEOs compare to the Company’s TSR, peer group TSR, Net Income, and Annual Recurring Revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

In accordance with the pay versus performance rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs for the fiscal year 2025, to the Company performance, as further described in our “Compensation Discussion and Analysis”.

Most Important Performance Measures
Annual Recurring Revenue (Company Selected)
Net Income
Total Revenue

Total Shareholder Return Amount	$ 116.23	134.78	68.7	34.39	52.64
Peer Group Total Shareholder Return Amount	135.33	125.95	114.01	68.13	108.35
Net Income (Loss)	$ 35,100,000	$ (29,000,000)	$ (21,500,000)	$ (38,700,000)	$ (33,200,000)
Company Selected Measure Amount	416.8	327.0	264.5	214.7	167.2
PEO Name	Dr. Tianyi Jiang	Dr. Tianyi Jiang	Dr. Tianyi Jiang	Dr. Tianyi Jiang	Dr. Tianyi Jiang
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,000,001	$ 999,997	$ 999,997	$ 1,500,003	$ 6,069,290
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,186	6,092,322	1,774,572	786,354	1,957,467
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,129,411)	6,083,967	3,620,209	(3,564,175)	(13,271,309)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,985)	1,857,112	1,925,456	(1,378,978)	(13,267,039)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,933,326	933,332	1,133,333	943,335	4,042,342
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,402,841	3,948,812	2,079,554	494,529	1,413,726
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(804,364)	4,423,583	1,634,493	(1,439,197)	(4,924,198)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,189)	$ 1,179,814	$ 743,096	$ (590,430)	$ (849,984)